PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited)
1
Voya Global Perspectives
®
Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 10.6%
491,917  iShares Global REIT
ETF
$ 12,155,269
10.6
Total Exchange-Traded
Funds
(Cost $11,611,809)
12,155,269
10.6
MUTUAL FUNDS : 89.5%
Affiliated Investment Companies : 89.5%
1,571,741  Voya Global Bond
Fund - Class R6
11,457,992
10.0
1,540,491  Voya GNMA Income
Fund - Class R6
11,445,845
10.0
1,648,493  Voya High Yield Bond
Fund - Class R6
11,407,569
9.9
1,298,714  Voya Intermediate
Bond Fund - Class R6
11,428,681
9.9
185,224  Voya Large Cap
Growth Fund - Class
R6
10,303,993
9.0
572,910  Voya Mid Cap
Research Enhanced
Index Fund - Class I
12,048,295
10.5
1,062,002  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
10,917,379
9.5
1,056,453  Voya Multi-Manager
International Equity
Fund - Class I
11,335,742
9.9
765,154  Voya Small Company
Fund - Class R6
12,441,408
10.8
Total Mutual Funds
(Cost $94,073,856)
102,786,904
89.5
Total Long-Term
Investments
(Cost $105,685,665)
114,942,173
100.1
Total Investments in
Securities
(Cost $105,685,665) $ 114,942,173 100.1
Liabilities in Excess
of Other Assets (86,849) (0.1)
Net Assets $ 114,855,324 100.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)
2
Voya Global Perspectives
®
Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 12,155,269 $ — $ — $ 12,155,269
Mutual Funds 102,786,904 — — 102,786,904
Total Investments, at fair value $ 114,942,173 $ — $ — $ 114,942,173
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended July 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 10/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
7/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 19,372,358 $ 1,729,142 $ (11,290,802) $ 1,647,294 $ 11,457,992 $ 449,037 $ (187,205) $ —
Voya GNMA Income Fund - Class
R6
19,274,601 1,593,666 (11,137,852) 1,715,430 11,445,845 398,307 (248,651) —
Voya High Yield Bond Fund - Class
R6
19,459,552 1,535,697 (10,655,250) 1,067,570 11,407,569 705,178 164,352 —
Voya Intermediate Bond Fund -
Class R6
19,292,845 1,521,284 (10,369,690) 984,242 11,428,681 478,991 497,800 —
Voya Large Cap Growth Fund -
Class R6
5,441,995 6,196,417 (3,418,625) 2,084,206 10,303,993 9,529 881,043 —
Voya Mid Cap Research Enhanced
Index Fund - Class I
5,312,052 6,605,336 (2,054,857) 2,185,764 12,048,295 58,856 280,047 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
5,461,161 6,118,517 (2,108,344) 1,446,045 10,917,379 119,052 168,534 —
Voya Multi-Manager International
Equity Fund - Class I
— 11,694,490 (802,029) 443,281 11,335,742 — 17,267 —
Voya Multi-Manager International
Factors Fund - Class I
5,418,241 6,078,616 (11,861,648) 364,791 — 232,384 678,011 —
Voya Small Company Fund - Class
R6
5,274,370 6,307,629 (1,272,762) 2,132,171 12,441,408 26,188 115,117 —
$ 104,307,175 $ 49,380,794 $ (64,971,859) $ 14,070,794 $ 102,786,904 $ 2,477,522 $ 2,366,315 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 9,256,508
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 9,256,508